INCOME TAXES (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%	25.00%	25.00%
Interest and penalties | ¥		¥ 0	¥ 0
Accrual of uncertain tax benefits | ¥		0	¥ 0
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period		¥ 100,000					$ 14,499
Valuation allowance on deferred tax assets							13,849,778	$ 8,696,997
Preferential tax rate		30.00%	(16.00%)	(42.00%)
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Preferential tax rate		50.00%
Connecticut
INCOME TAXES
Income tax rete		7.50%	7.50%
California franchise tax board
INCOME TAXES
Statutory income tax rate in PRC (as a percent)				21.00%	21.00%	21.00%
Income tax rete		8.84%	8.84%
PRC
INCOME TAXES
Income Tax Holiday, Description		Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (“CIT”) from first operation year and a 50% CIT reduction for the succeeding three years thereafter.
Net operating loss carryforwards							15,988,104
PRC | 2023
INCOME TAXES
Net operating loss carryforwards							0
PRC | 2024
INCOME TAXES
Net operating loss carryforwards							3,494,849
PRC | 2025
INCOME TAXES
Net operating loss carryforwards							1,584,685
PRC | 2026
INCOME TAXES
Net operating loss carryforwards							4,587,504
PRC | 2027
INCOME TAXES
Net operating loss carryforwards							$ 6,321,066